INCOME TAXES	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES [Text Block]

21. INCOME TAXES

The Company is a Canadian resident company, as defined in the Income Tax Act (Canada) (the "ITA"), for Canadian income tax purposes. However, it has subsidiaries that are treated as United States corporations for US federal income tax purposes per the Internal Revenue Code (US) ("IRC") and are thereby subject to federal income tax on their worldwide income. As a result, the Company is subject to taxation both in Canada and the United States.

A summary of the Company's domestic and foreign components of income (loss) before income taxes for continuing operations were as follows:

	Year ended March 31,
	2026	2025
	$	$
Canadian	(2,371,971)	(2,758,921)
United States	3,750,761	3,153,842
Income before income taxes	1,378,790	394,921

Section 280E of the Internal Revenue Code ("IRC") prohibits taxpayers engaged in the trafficking of Schedule I or Schedule II controlled substances from deducting ordinary and necessary business expenses (excluding cost of goods sold) from gross income. While Section 280E was originally enacted to address criminal market participants, its application has been extended by the Internal Revenue Service ("IRS") to include state-legal cannabis businesses, as cannabis remains classified as a Schedule I controlled substance under federal law. As a result, cannabis businesses operating in states that conform to the IRC are similarly disallowed from deducting ordinary business expenses for state tax purposes.

Management asserts, based on a legal opinion, that Section 280E should not apply to the Company's operations. This constitutes an uncertain tax position. In accordance with ASC 740, this position does not meet the "more likely than not" recognition threshold, but management believes it is supported by a reasonable basis standard.

The differences between income taxes expected at the statutory income tax rates and the reported income tax (benefit) expense for continuing operations as presented under ASU 2023-09 are summarized below:

	Amount	Percentage
	$	%
Canada Income tax expense (recovery) at statutory rate	372,273	27.00
Non-deductible expenditures and non-taxable revenues - USA	-	0.00
IRC section 280E disallowance	63,930	4.64

Foreign – USA
Change in foreign exchange rates, and others	(61,077)	(4.43)
Non-deductible expenditures and non-taxable revenues	2,668	0.19
Uncertain tax position, inclusive of interest and penalties	2,230,679	161.79
Change in valuation allowance	(271,712)	(19.71)
Payable adjustment to provision	1,727,458	125.29
State tax(1)	(150)	(0.01)
Change in valuation allowance	302,212	21.92
Deferred adjustment to provision versus statutory tax returns	248,147	18.00
Total income tax expense for continuing operations	4,614,428	334.67

(1) The Company has state footprints in Oregon and Nevada.

A summary of the Company's reconciliation of the statutory income tax rate percentage to the effective tax is as follows prior to the adoption of ASU 2023-09 is as follows:

	Year ended March 31,
	2026	2025
	$	$
Net income from continuing operations before income tax expense	1,378,790	394,921
Statutory rate	27%	27%

Income tax expense (recovery) at statutory rate	147,228	(82,602)
IRC section 280E disallowance	66,598	230,890
Foreign tax rate differential	(150)	606
Change in foreign exchange rates and other	26,143	145,186
Uncertain tax position, inclusive of interest and penalties	2,230,679	3,630,467
Change in valuation allowance	30,500	413,213
Payable adjustment to provision versus statutory tax returns	1,727,458	(146,592)
Deferred adjustment to provision versus statutory tax returns	385,972	(39,518)
Total income tax expense for continuing operations	4,614,428	4,151,650

A summary of the Company's components of the income tax expense for continuing operations is as follows:

	Year ended March 31,
	2026	2025
	$	$
Current
Canadian	-	-
US Federal and State	4,893,573	4,054,018
Total current income tax expense	4,893,573	4,054,018

Deferred
Canadian	-	-
US Federal and State	(279,145)	97,632
Total deferred income tax expense (recovery)	(279,145)	97,632

Total income tax expense for continuing operations	4,614,428	4,151,650

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows:

	Year ended March 31,
	2026	2025
	$	$
Deferred tax assets
Share issuance costs and financing fees	8,560	-
Allowable capital losses	83,738	127,977
Non-capital losses	5,978,900	5,623,310
Intangible assets	76,383	83,871
Goodwill	-	749
Lease liabilities	900,674	831,988
Derivative liability	-	7,513
Property and equipment	2,675	2,688
ARO and other	-	3
Total deferred tax assets	7,050,930	6,678,099
Valuation allowance	(6,142,009)	(5,839,472)
Total net deferred tax assets	908,921	838,627

Deferred tax liabilities
Right-of-use assets	(796,242)	(873,444)
Total deferred tax liabilities	(796,242)	(873,444)
Net deferred tax asset (liability)	112,679	(34,817)

There are no deferred tax assets and liabilities included in the carrying amount of the disposal group classified as held for sale as of March 31, 2026. Amounts classified as part of the disposal group have been reclassified to continuing operations under ASC 360-10-20.

As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code ("IRC") Section 280E for US federal income tax purposes as well as state income tax purposes. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to costs of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, based on a legal opinion, management has concluded that Section 280E should not apply to the Company's operations. This represents an uncertain tax position that, while supported by a reasonable basis, does not meet the "more likely than not" threshold for recognition under ASC 740.

Management regularly assesses the ability to realize deferred tax assets recorded based upon the weight of available evidence, including such factors as recent earnings history and expected future taxable income on a jurisdiction-by-jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made. The Company's management believes that, based on a number of factors, it is more likely than not, that all or some portion of the deferred tax assets will not be realized; and accordingly, for the fiscal year ended March 31, 2025, the Company has provided a valuation allowance against the Company's Canadian net deferred tax assets. The net change in the valuation allowance for the year ended March 31, 2026 was an increase of $302,537.

As of March 31, 2026, the Company had net operating loss ("NOL") carryforwards for Canada and U.S. state income tax purposes of approximately $21,517,204 and $2,227,032, respectively. Canada NOLs will begin to expire in 2026 and state NOLs will begin to expire in 2034.

As of March 31, 2026, the Company had Canadian capital losses of approximately $277,732 with no expiry date.

The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses in the event of an "ownership change" of a corporation. Accordingly, a company's ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 ("IRC Section 382"). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. Utilization of the federal and state net operating losses may be subject to substantial annual limitation due to the ownership change limitations provided by the IRC Section 382 and similar state provisions. The Company may, in the future, experience one or more additional Section 382 "ownership changes." If so, the Company may not be able to utilize some of its carryforwards or other tax attributes, even if the Company achieves profitability in the jurisdiction of the carryforwards or other tax attributes. The Company has not completed a study to assess whether a change of ownership has occurred, or whether there have been multiple ownership changes since its formation, due to the significant cost and complexity associated with such a study. Any limitation may result in expiration of a portion of the NOL carryforwards before utilization. Further, until a study is completed by the Company and any limitation is known, no amounts are being presented as an uncertain tax position.

The uncertain tax position arises from management's position that Section 280E does not apply to the Company. As a result, the Company has claimed deductions-including those for selling, general and administrative expenses-that would otherwise be disallowed under Section 280E.

As of March 31, 2026, the total amount of gross unrecognized tax benefits was $15,139,346, which includes interest and penalties. As of March 31, 2025, $11,608,606 of the total unrecognized tax benefits, if recognized, would have an impact on the Company's effective tax rate.

The Company estimates that approximately $3,698,302 of unrecognized tax benefits, including penalties and interest, may be recognized in the next 12 months.

During the year ended March 31, 2026, the Company recorded interest of $524,262 and penalties of $667,245 on uncertain tax liabilities within the consolidated statements of operations and comprehensive loss. The Company files income tax returns in Canada, the U.S. federal jurisdiction and Oregon. The Company's tax years for the fiscal year ended January 31, 2022 and forward are subject to examination by the U.S. tax authorities. The Company's tax years for January 31, 2022 and forward are subject to examination for state purposes. The tax return for the 2021 fiscal year is also subject to examination by tax authorities in Canada.

The aggregate change in the balance of gross unrecognized tax (benefits) liabilities, excluding penalties and interest, is as follows:

	March 31, 2026	March 31, 2025
	$	$
Beginning balance	10,170,044	(94,883)
Increase due to tax positions taken during current year	2,192,714	2,482,136
Decrease in balance as a result of lapse of the applicable statute of limitations	-	-
Increase in balance due to tax positions taken during prior years	71,158	7,687,908
Decrease in balance due to tax positions taken during prior years	75,360	94,883
Ending balance	12,509,276	10,170,044

On July 4, 2025, the One Big Beautiful Bill Act ("OBBBA") was enacted, introducing changes to various provisions of the Internal Revenue Code, including the treatment of research and experimentation expenditures under Section 174. The Company evaluated the impact of the OBBBA in accordance with ASC 740, including applicable effective dates. Based on this assessment, management determined the impact of the OBBBA is not material to the Company's consolidated financial statements, and no material adjustments were recorded.

The following table presents a summary of income taxes paid in cash during the years ended March 31, 2026 and March 31, 2025:

	March 31, 2026	March 31, 2025
	$	$
Federal	2,500,000	1,500,000
Oregon	-	-
Canada	-	-
Total	2,500,000	1,500,000